Investments in Associates and Other Companies (Details) - Schedule of Activity with Respect to Investments in Other Companies - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in Associates and Other Companies [Abstract]
Opening balance as of January 1,		$ 59,785	$ 55,284	$ 46,586
Acquisition of investments	$ 0	0	0
Sale of investments	0	(106)	0
Participation in income	9,139	8,421	8,404
Dividends received	(3,385)	(966)	(2,944)
Other adjustments	1,501	(2,848)	3,238
Closing balances as of December 31,	$ 67,040	$ 59,785	$ 55,284